Segments and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2015
Segments and Geographical Information [Abstract]
Schedule of revenues gross profit and assets for the operating segments

	RFID and Mobile Solutions	Supply Chain Solutions	Intercompany	Consolidated

2015

Revenues	$9,270	$16,336	$(7)	$25,599
Gross profit	$2,608	$2,529	$-	$5,137
Assets related to segment	$9,991	$6,834	$-	$16,825

2014

Revenues	$11,328	$16,317	$(44)	$27,601
Gross profit	$2,868	$2,177	$-	$5,045
Assets related to segment	$9,596	$6,665	$-	$16,261

2013

Revenues	$10,451	$15,496	$(44)	$25,903
Gross profit	$2,882	$2,149	$-	$5,031
Assets related to segment	$10,476	$8,711	$-	$19,187

Schedule of total revenues and long-lived assets
	Year ended December 31,
	2015		2014		2013
	Total	Long-lived	Total	Long-lived	Total	Long-lived
	revenues	assets *	revenues	assets *	revenues	assets *

Israel	$19,044	480	22,166	556	20,348	689
India	3,140	-	1,039	-	2,494	-
Far East	1,390	-	2,257	-	636	-
Europe	1,170		1,624	-	1,896	-
America	855	$-	515	-	529	-

	$25,599	$480	$27,601	$556	$25,903	$689

(*)	Long-lived assets are comprised of property and equipment (intangible assets and goodwill are not included).

Schedule of major customer data
	Year ended December 31,
	2015	2014	2013

Customer A (Supply Chain Segment)	13%	13%	13%